Operating expenses - Summary of Selling General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selling General And Administrative Expense [Abstract]
Demand generation expenses	$ 151,350	$ 97,295	$ 69,202
Technology expenses	84,207	68,224	31,611
Depreciation and amortization	113,591	23,537	10,980
Share based payments	158,422	53,819	21,486
General and administrative	345,665	228,891	162,032
Other items	16,374		649
Total selling, general and administrative expenses	$ 869,609	$ 471,766	$ 295,960